TAXES AND CHARGES - Schedule of Income Tax and Social Contribution Tax Recoverable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes And Charges
Income tax	R$ 767	R$ 500
Social contribution tax	223	89
Income and social contribution tax credits	990	589
Current	397	7
Non-current	R$ 593	R$ 582